INTANGIBLE ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Customer-related intangible assets [member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,600	$ 1,700
Customer-related intangible assets [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 10,900	11,100
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period | yr	20
Customer-related intangible assets [member] | Private Equity | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period | yr	10
Customer-related intangible assets [member] | Private Equity | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period | yr	20
Customer-related intangible assets [member] | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,400	1,700
Customer-related intangible assets [member] | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,300	4,200
Customer-related intangible assets [member] | Indian Telecom Tower Operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,100	1,200
Customer-related intangible assets [member] | Brazilian Electricity Transmission Concession [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,200	1,000
Customer-related intangible assets [member] | Network infrastructure [member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,500
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,800	1,800
Service concession arrangements [domain] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,100	1,800
Service concession arrangements [domain] | Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,500	2,300
Brand names [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,900	2,700
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period | yr	40
Brand names [member] | Private Equity | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period | yr	10
Brand names [member] | Private Equity | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period | yr	40
Intangible assets	$ 38,496	36,072	$ 38,994
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,909	15,682
Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 19,913	$ 18,907